Credit facilities	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Credit facilities

Note 11 – Credit facilities

Short-term loans – banks

Outstanding balances on short-term bank loans consist of the following:

Bank Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2023	December 31, 2022
China Construction Bank	September 2020 (renewed in December 2021, extended to June 2023, and repaid in June 2023)	5.0%	Guaranteed by Weihao Chen, General Manager of Fuzhou LSY Environmental Technology Co., Ltd.	$—	$138,127
China Construction Bank	December 2023	4.2%	None	—	73,658
China Bank of Communication(1)	August 2024	4.9-5%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.	423,567	430,750
China Bank of Communication(1)	January 2024 (extended to December 2024)	4.6%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.	705,945	—
Industrial and Commercial Bank of China	February 2023 (repaid in February 2023)	3.8%	None	—	100,508
Weizhong Bank	August 2023 (repaid in August 2023)	5.9%	Guaranteed by Yunhui Xu, the legal representative of TY CDT	—	37,691
Weizhong Bank	June 2023 (repaid in June 2023)	5.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	63,177
China resource bank	March 2024 (repaid in March 2024)	5.8%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	412,272	—
Postal saving bank of China (2)	June 2024	5.7%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	564,756	—
Bank of China	November 2024	3.9%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd	415,096
China Construction Bank	December 2024	4.0%	Guaranteed by Chun’E Zhao, the legal representative of Guangxi CWT Environmental Technology Co., Ltd.	52,240	—
Weizhong Bank	February 2025 (3)	6.1-9.7%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	154,509	—
Total				$2,728,385	$843,911

(1)	In August 2022, the Company secured a renewable line of credit (“Line of Credit 1”) worth approximately $1.1 million from China Bank of Communication for a two-year period. This line of credit is backed by the guarantee of Yunwu Li, the Chief Executive Officer and Chairman of the Board of Directors of the Company, and it is secured by a real estate property owned by Yunwu Li. As of December 31, 2022, the Company has withdrawn two separate loans with an aggregated total of approximately $0.4 million from Line of Credit 1 to be due in August 2023 with 4.9% to 5.0% interest rate per annum. In August 2023, the Company has repaid approximately $0.4 million to Line of Credit 1. In August 2023, the Company has withdrawn another loan of approximately $0.4 million from line of Credit 1 to be due in August 2024 with 4.5% interest rate per annum.

(2)	In June 2023, the Company secured a renewable line of credit ("Line of Credit 2") worth approximately $0.6 million from Postal Savings Bank of China for a two-year term. This line of credit is guaranteed by Yunwu Li, the Chief Executive Officer and Chairman of the Board of Directors of the Company. Simultaneously, on the same date, the Company withdrew approximately $0.6 million from Line of Credit 2, which carries an interest rate of 5.7% and is set to mature in June 2024.

(3)	Represent balance due within the next twelve months from below long-term loans – bank.

Long-term loans – bank

Outstanding balances on long-term bank loans consist of the following:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	December 31, 2023	December 31, 2022

Weizhong Bank	July 2023 (renewal to February 2025)	6.1-9.7%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	$79,463	$47,861

Short-term loans – third parties

Outstanding balances on long-term third-party loans consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2023	December 31, 2022

Deyun Zhou	February 2023 (repaid in January 2023)	0%	None	$—	$71,792
Lingyu Ye	December 2019 (renewed in December 2020, extended to December 2024)	0%	None	28,237	28,717
Runze Li	December 2024	0%	None	43,769	109,267
Shanghai Xinjing Construction Labor Service Center	August 2021 (extended to June 2024)	0%	None	211,784	215,375
Xiamen Haosheng Investing Co., Ltd.	April 2020 (extended to April 2024)	0%	None	28,238	28,716
Total				$312,028	$453,867

Interest expense pertaining to the above loans for the years ended December 31, 2023, 2022, and 2021 were amounted to $106,130, $64,658 and $68,656, respectively.